Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Strategic Bond Fund
Entity Central Index Key	0001655146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
American Funds® Strategic Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class A
Trading Symbol	ANBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.70% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class C
Trading Symbol	ANBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.41% *
*Annualized.
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s
board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-1
Trading Symbol	ANBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.69% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-2
Trading Symbol	ANBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.43% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-3
Trading Symbol	ANBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.31% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-A
Trading Symbol	CANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.69% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-C
Trading Symbol	CANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.46% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-E
Trading Symbol	CANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.90% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-2
Trading Symbol	FSBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-3
Trading Symbol	FBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.35% *
*Annualized.
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-1
Trading Symbol	RANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.40% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2
Trading Symbol	RANBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.34% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2E
Trading Symbol	RANHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.12% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-3
Trading Symbol	RANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.95% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-4
Trading Symbol	RANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5E
Trading Symbol	RANJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.47% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5
Trading Symbol	RANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-6
Trading Symbol	RANGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.31% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 21,244,000,000
Holdings Count | Holding	2,625
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.